Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.60%	1.20%
Rate of salary increase	1.60%	1.60%
Foreign plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.90%	4.80%
Rate of salary increase	2.00%	2.00%
Foreign plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.20%	5.10%
Rate of salary increase	7.50%	4.40%